                         State Farm Balanced Fund, Inc.
                              One State Farm Plaza
                           Bloomington, Illinois 61710

                                  April 6, 2000


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:


                         STATE FARM BALANCED FUND, INC.
                        1933 ACT REGISTRATION NO. 2-27769
                       1940 ACT REGISTRATION NO. 811-1520

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Balanced Fund, Inc. (the "Fund") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on March 24, 2000.

                                                  Very truly yours,

                                                  STATE FARM BALANCED FUND, INC.

                                                  /s/ David Moore

                                                  David Moore
                                                  Assistant Secretary